Disposal of assets and other transactions (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Assets recognized	$ 1,067
Assets recognized in previous periods	$ 111
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Transaction	Riacho da Forquilha group of fields
Closing date	December 2019
Amounts subject to recognition	$ 62
Assets recognized	$ 28
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Transaction	Pampo and Enchova group of fields
Closing date	July 2020
Amounts subject to recognition	$ 650
Assets recognized	144
Assets recognized in previous periods	$ 36
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Transaction	Baúna field
Closing date	November 2020
Amounts subject to recognition	$ 285
Assets recognized	115
Assets recognized in previous periods	$ 17
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Transaction	Frade field
Closing date	February 2021
Amounts subject to recognition	$ 20
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Transaction	Ventura group of fields
Closing date	July 2021
Amounts subject to recognition	$ 43
Assets recognized in previous periods	$ 43
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Transaction	Miranga group of fields
Closing date	December 2021
Amounts subject to recognition	$ 85
Assets recognized	40
Assets recognized in previous periods	$ 15
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Transaction	Cricare group of fields
Closing date	December 2021
Amounts subject to recognition	$ 118
Assets recognized	$ 22
Transaction Contingent Assets Eight [Member]
IfrsStatementLineItems [Line Items]
Transaction	Peroá group of fields
Closing date	August 2022
Amounts subject to recognition	$ 43
Assets recognized	$ 10
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Transaction	Papa-Terra field
Closing date	December 2022
Amounts subject to recognition	$ 90
Assets recognized	$ 15
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sepia and Atapu (*)
Closing date	April 2022
Amounts subject to recognition	$ 5,244
Assets recognized	$ 693